Contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2018
Contingent liabilities, contingent assets and credit commitments
Contingent liabilities, contingent assets and credit commitments

Note 31. Contingent liabilities, contingent assets and credit commitments

Accounting Policy

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon.  These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised on the balance sheet but are disclosed if an inflow of economic benefits is probable.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

Undrawn credit commitments expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments disclosed below. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual required liquidity and credit risk exposure is therefore less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 22 for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives at 30 September are as follows:

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Undrawn credit commitments
Letters of credit and guarantees1	15,585	15,460	14,957	14,908
Commitments to extend credit2	174,658	178,443	152,943	156,423
Other	154	648	99	648

Total undrawn credit commitments	190,397	194,551	167,999	171,979

Consolidated 2018	Up to	Over 1	Over 3	Over
$m	1 Year	to 3 Years	to 5 Years	5 Years	Total
Letters of credit and guarantees	8,983	2,717	890	2,995	15,585
Commitments to extend credit	50,292	49,320	14,637	60,409	174,658
Other	-	74	25	55	154

Total undrawn credit commitments	59,275	52,111	15,552	63,459	190,397

1Letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2018 the Group had offered $5.7 billion (2017: $5.5 billion) of facilities to customers, which had not yet been accepted.

Contingent assets

The credit commitments shown in the table above also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Contingent liabilities

The Royal Commission and regulatory action

Globally, regulators and other bodies continue to progress various reviews involving the financial services sector. The nature of these reviews can be wide ranging and, in Australia, currently include investigations into potential misconduct in credit and financial services. For example, the Royal Commission into Misconduct in the Banking, Superannuation and Financial Services Industry (the Royal Commission) is currently investigating conduct, practices, behaviour or business activities by financial services entities including the Group that may amount to potential misconduct or that may fall below community standards and expectations. The Royal Commission may make findings that the Group (including persons or entities acting on its behalf) has engaged in misconduct including breaches of law or conduct that falls below community standards and expectations.

Any findings made by the Royal Commission as it progresses, may result in litigation (including class action proceedings against the Group), fines, penalties, revocation, suspension or variation of conditions of relevant regulatory licences or other enforcement or administrative action being taken by regulators or other parties.

Regulators such as ASIC, APRA, ACCC, AUSTRAC and the ATO are also currently conducting reviews and inquiries (some of which are industry-wide) that currently involve or may involve the Group in the future. These reviews are separately considering a range of matters, including matters such as consumer credit insurance, responsible lending (including in the context of reverse mortgages and interest only lending), anti-money laundering and counter-terrorism financing processes and procedures (including in relation to customer on-boarding and ongoing customer due diligence), financial adviser conduct (including compliance with the obligation to act in the client’s best interests), life insurance claims handling, and the pricing of residential mortgages.

The Group has recently self-reported to AUSTRAC a failure to report a large number of International Funds Transfer Instructions (IFTIs) (as required under Australia’s AML/CTF Act) in relation to one WIB product. These IFTIs relate to batch instructions received from 2009 until recently from a small number of correspondent banks for payments made predominantly to beneficiaries in Australia in Australian dollars. Through the product, Westpac facilitates payments on behalf of clients of certain of its correspondent banks. The majority of the payments are low value and made by Government pension funds and corporates. The Group is investigating and working with AUSTRAC to remediate the failure to report IFTIs. No provision has been raised for this matter including in relation to any potential regulatory action.

Westpac has received various notices and requests for information from the Royal Commission, as well as from regulators as part of both industry-wide and Westpac-specific reviews and inquiries.

These reviews and inquiries, which may be conducted by a regulator, and in some cases also an external third party assurance provider retained either by the regulator or by the Group (including where a matter has been self-identified by the Group), may result in litigation (including class action proceedings against the Group), fines, penalties, revocation, suspension or variation of conditions of relevant regulatory licences or other enforcement or administrative action being taken by regulators or other parties.

An assessment of the likely cost to the Group of these reviews and actions has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Where appropriate, specific provisions have been made. (refer to Note 28).

Litigation

There are ongoing court proceedings, claims and possible claims for and against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Where appropriate, specific provisions have been made (refer to Note 28).

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Following ASIC’s investigations into the interbank short-term money market and its impact on the setting of the bank bill swap reference rate (BBSW), on 5 April 2016, ASIC commenced civil proceedings against Westpac in the Federal Court of Australia, alleging certain misconduct, including market manipulation and unconscionable conduct. The conduct that was the subject of the proceedings was alleged to have occurred between 6 April 2010 and 6 June 2012. ASIC sought declarations from the court that Westpac breached various provisions of the Corporations Act 2001 (Cth) and the Australian Securities and Investments Commission Act 2001 (Cth), pecuniary penalties of unspecified amounts and orders requiring Westpac to implement a comprehensive compliance program for persons involved in Westpac’s trading in the relevant market. The proceedings were heard in late 2017. On 24 May 2018, Justice Beach found that Westpac had not engaged in market manipulation or misleading or deceptive conduct under the Corporations Act 2001 (Cth). His Honour also found that there was no ‘trading practice’ of manipulating the BBSW rate. However, the Court found that Westpac engaged in unconscionable conduct on 4 occasions and that Westpac breached its supervisory duty. Costs and penalties will be determined in the coming months. While we have provided for our best estimate of these amounts, there remains a risk that the final outcome may differ from this estimate.

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In August 2016, a class action was filed in the United States District Court for the Southern District of New York against Westpac and a large number of Australian and international banks alleging misconduct in relation to BBSW. Those proceedings are at a very early stage and the level of damages sought has not been specified. Westpac is defending these proceedings. No provision has been recognised in relation to this matter.

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On 1 March 2017, ASIC commenced litigation in relation to certain Westpac home loans (including certain interest only loans) alleging contraventions of the National Consumer Credit Protection Act 2009 (Cth). On 4 September 2018, Westpac and ASIC agreed to settle the proceedings on the basis of a proposed $35 million penalty and declarations that Westpac contravened the National Consumer Credit Protection Act 2009 (Cth). The proposed settlement is subject to Court approval. A hearing on the proposed settlement was held on 24 October 2018 and judgement is reserved.  While we have provided for our best estimate of these amounts, there remains a risk that the final outcome may differ from this estimate.

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On 22 December 2016, ASIC commenced Federal Court proceedings against BT Funds Management Limited and Westpac Securities Administration Limited in relation to a number of superannuation account consolidation campaigns conducted between 2013 and 2016. ASIC has alleged that in the course of some of these campaigns, customers were provided with personal advice in contravention of a number of Corporations Act 2001 (Cth) provisions. ASIC has selected 15 specific customers as the focus of their claim. The proceedings were heard in February 2018. Judgment is pending. No provision has been recognised in relation to this matter.

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On 12 October 2017, a class action against Westpac and Westpac Life Insurance Services Limited (WLIS) was filed in the Federal Court of Australia. The class action was filed on behalf of customers who, since October 2011, obtained insurance issued by WLIS on the recommendation of certain financial advisers employed within the Westpac Group. The plaintiffs have alleged that aspects of the financial advice provided by those advisers breached fiduciary and statutory duties owed to the advisers’ clients, including the duty to act in the best interests of the client and that WLIS was knowingly involved in those alleged breaches. Westpac and WLIS are defending the proceedings. These proceedings are currently stayed by order of the Court, pending the outcome of an appeal concerning a procedural issue unrelated to the substantive claims made in the class action. No provision has been recognised in relation to this matter.

Internal reviews and remediation

Westpac is currently undertaking a number of reviews to identify and resolve prior issues that have the potential to impact our customers and reputation. These reviews have identified, and may continue to identify, issues in respect of which we are, or will be, taking steps to put things right (including in relation to areas of industry focus such as compliance with responsible lending obligations and the way some product terms and conditions are operationalised) so that our customers are not at a disadvantage from certain past practices. By undertaking these reviews we can also improve our processes (including in relation to responsible lending controls and financial planning controls). An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Where appropriate, specific provisions have been made (refer to Note 28). Contingent liabilities may exist in respect of actual or potential claims, compensation payments and/or refunds identified as part of these reviews (including in relation to the reviews described below).

One of the reviews relates to ongoing advice services provided from 2008 by approximately 1,660 planners operating in aligned dealer groups who were at the time authorised representatives of the Group’s wholly owned subsidiaries Securitor Financial Group (Securitor) and Magnitude Group Pty Ltd (Magnitude). Securitor and Magnitude, as the AFSL licensees, retained a portion of the ongoing advice fees paid to those dealer groups by clients since 2008. Westpac is in the early stages of engaging each authorised representative to determine the agreements in place between those representatives and their clients, and the services provided. Given the early stage of the review, the time period under consideration and availability of records in relation to the relevant period, it is not practicable to provide an estimate of any potential remediation costs for circumstances where a client has paid ongoing service fees but those services have not been provided. No provision has been recognised in relation to this matter.

Following an error in the Group’s systems, certain customers with an interest only home loan did not have their loans automatically switched to principal and interest repayments at the end of the contracted interest only period. The Group is undertaking a program of work to remediate this issue for affected customers and is engaging with ASIC on potential remediation options. While we have provided for our best estimate of these amounts, there remains a risk that the final outcome may exceed this estimate.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS) the Australian Government provides depositors a free guarantee of deposits in eligible ADIs up to and including $250,000. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities.

Contingent tax risk

Tax and regulatory authorities are reviewing the taxation treatment of certain transactions (including both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives (including research and development tax incentives) and GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

Risk reviews and audits are also being undertaken by revenue authorities in other jurisdictions, as part of normal revenue authority activity in those countries. These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice and holds provisions.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent Entity guarantees and undertakings

The Parent Entity makes the following guarantees and undertakings to subsidiaries:

▪	letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and

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guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. Each guarantee is capped at $40 million per year and can only be utilised if the entity concerned becomes legally obliged to pay for a claim under the relevant licence. The Parent Entity has a right to recover any funds payable under the guarantees from the relevant subsidiary.